Claims Financing Obligations and Notes Payable - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Minimum [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Line of credit facility, Interest rate during period		0.00%
Maximum [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Line of credit facility, Interest rate during period		20.00%
Financing Obligations and Notes Payable Agreements [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Line of credit facility, Maximum borrowing capacity	$ 584.3	$ 556.3	$ 201.3
Weighted average interest rate	14.80%	14.80%	14.70%
Line of credit facility, Current borrowing capacity	$ 584.3	$ 584.3	$ 556.3
Financing Obligations and Notes Payable Agreements [Member] | Previously Reported [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Weighted average interest rate		14.70%
Line of credit facility, Current borrowing capacity		$ 556.3
Financing Obligations and Notes Payable Agreements [Member] | Minimum [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Line of credit facility, Interest rate during period	0.00%	0.00%	0.00%
Financing Obligations and Notes Payable Agreements [Member] | Maximum [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Line of credit facility, Interest rate during period	20.00%	20.00%	20.00%
Minimum Required Payment [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Repayments of lines of credit	$ 727.5	$ 702.4